UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06512

Name of Fund:    BlackRock Insured Municipal Term Trust, Inc. (BMT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Insured Municipal Term Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 – 09/30/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2007
 BlackRock Insured Municipal Term Trust (BMT)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—122.8%
		Alabama—0.9%
$1,000		Birmingham Jefferson Civic Ctr. Auth. ST,
		Ser. A, 4.375%, 1/01/11, FSA	$1,024,200
1,410		Fed. Hwy. Fin. Auth., Hwy. Impvts. Hwy.
		Tolls RB, Ser. A, 4.50%, 3/01/11, MBIA	1,452,342
			2,476,542
		Alaska—6.4%
		City of Anchorage, Ad Valorem Ppty. Tax
		GO,
9,295		Ser. B, 4.125%, 7/01/11, MBIA	9,481,086
6,000		Ser. B, 4.625%, 7/01/10, FGIC	6,170,940
1,260		Univ. of Alaska, Coll. & Univ. RB, Ser. K,
		3.75%, 10/01/10, FGIC	1,266,766
			16,918,792
		Arizona—3.2%
1,000		Arizona St. Univ., Univ. & Coll. Impvts.
		RB, 4.20%, 7/01/11, FGIC	1,023,340
1,030		Mesa, Ad Valorem Ppty. Tax GO, Ser. A,
		3.75%, 7/01/10, FGIC	1,036,128
6,340		Pima Cnty., Hwy. Impvt. Misc. RB, 4.25%,
		7/01/11, FGIC	6,416,841
			8,476,309
		Arkansas—0.2%
500		City of Little Rock, Pub. Impvts. Ad
		Valorem Ppty. Tax GO, 4.00%, 4/01/11,
		FSA	507,030
		California—6.9%
6,100	[1]	Contra Costa Transp. Auth., Hwy. Impvt.
		Sales Tax RB, 6.50%, 3/01/09, FGIC	6,238,226
		Dept. of Wtr. Recs., Cash Flow Mgmt.
		Elec., Pwr. & Lt. RB,
5,000		Ser. A, 3.60%, 5/01/10, AMBAC	5,015,850
3,500		Ser. A, 3.70%, 5/01/11, MBIA	3,522,890
3,065		Los Angeles Cnty. Cap. Asset Leasing
		Corp., Lease Abatement RB, 4.05%,
		12/01/10, AMBAC	3,294,507
145		Pub. Impvts. Misc. GO, 6.80%, 11/01/10,
		FGIC	145,422
			18,216,895
		Colorado—1.2%
3,245		Weld Cnty. Sch. Dist. No. 6, Ad Valorem
		Ppty. Tax GO, Greeley Proj., 3.75%,
		12/01/10, FSA	3,262,556
		Delaware—0.4%
1,015		Delaware River & Bay Auth., Pub. Impvts.
		Port, Arpt. & Marina RB, 3.75%, 1/01/11,
		MBIA	1,022,085
		District of Columbia—4.0%
10,000		Ad Valorem Ppty. Tax GO, Ser. B, 5.50%,
		6/01/11, FSA	10,655,100
		Florida—0.9%
2,320		City of Tampa, Wtr. RB, 5.50%, 10/01/10,
		FSA	2,448,667
		Hawaii—0.4%
1,000		Univ. of Hawaii, Univ. & Coll. Impvts. RB,
		Ser. A, 3.875%, 7/15/10, FGIC	1,008,670
		Illinois—16.0%
		Chicago Pk. Dist., Ad Valorem Ppty. Tax
		GO,
3,120	[1]	Ser. A, 3.50%, 1/01/10, FGIC	3,109,142
3,695	[1]	Ser. A, 4.00%, 1/01/11, FGIC	3,744,439
Principal
Amount
(000)		Description	Value
		Illinois— (cont'd)
		City of Chicago, Ad Valorem Ppty. Tax GO,
$4,000		Ser. A, 4.375%, 1/01/11, AMBAC	$4,099,280
1,790		Ser. A, 5.00%, 1/01/11, MBIA	1,868,545
		DuPage & Cook Cntys. Cmnty. Unit Sch.
		Dist. No. 205, Sch. Impvts. Ad Valorem
		Ppty. Tax GO,
315	[1]	4.50%, 1/01/11, FGIC	324,018
685		4.50%, 1/01/11, FGIC	704,399
1,750	[1]	DuPage & Will Cntys. Cmnty. Sch. Dist.
		No. 204, Sch. Impvts. Ad Valorem Ppty.
		Tax GO, Indian Proj., 4.25%, 12/30/10,
		FGIC	1,787,818
		DuPage Cnty. Forest Presvtn. Dist., Pub.
		Impvts. Ad Valorem Ppty. Tax GO,
5,000		Zero Coupon, 11/01/10	4,456,100
11,965		Zero Coupon, 11/01/11	10,261,184
		Illinois,
1,500		Poll. Ctrl. GO, Ser. 1, 4.50%, 2/01/11,
		FGIC	1,543,995
4,000		Poll. Ctrl. GO, Ser. 1, 5.25%, 2/01/11,
		FGIC	4,211,000
2,000		Sch. Impvts. GO, Ser. 1, 4.50%, 4/01/11,
		FSA	2,061,480
2,265		Kane & Du Page Cntys. Cmnty. Unit Sch.
		Dist. No. 303, Sch. Impvts. Ad Valorem
		Ppty. Tax GO, Ser. A, 4.00%, 1/01/11,
		FSA	2,294,604
1,025		Orland Pk., Pub. Impvts. Ad Valorem Ppty.
		Tax GO, Ser. A, 3.50%, 12/01/10, FGIC	1,022,315
1,075		Rockford Sch. Dist. No. 205, Ad Valorem
		Ppty. Tax GO, 4.30%, 2/01/11, FGIC	1,099,467
			42,587,786
		Indiana—4.0%
		Indianapolis Local Pub. Impvt. Bd. Bank,
		Wtr. Util. Impvts. Wtr. RB,
2,085		Ser. A, 4.25%, 7/01/10, MBIA	2,122,384
2,815		Ser. A, 4.375%, 1/01/11, MBIA	2,882,250
2,950		Ser. A, 4.375%, 7/01/11, MBIA	3,030,594
2,635		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts.
		RB, Ser. A, 4.50%, 1/01/11, AMBAC	2,705,539
			10,740,767
		Kansas—0.8%
		Dev. Fin. Auth., Wtr. Util. Impvts. Wtr. RB,
1,025		4.125%, 4/01/10, AMBAC	1,040,006
1,000		4.25%, 4/01/11, AMBAC	1,023,890
			2,063,896
		Kentucky—3.7%
10,890		Econ. Dev. Fin. Auth., Hlth., Hosp. &
		Nursing Home RB, Norton Healthcare,
		Inc. Proj., Ser. B, Zero Coupon, 10/01/10,
		MBIA	9,695,367
		Louisiana—1.9%
5,000	[1]	Pub. Facs. Auth., Hlth., Hosp. & Nursing
		Home RB, Ochsner Clinic Fndtn. Proj.,
		Ser. B, 4.00%, 5/15/11, MBIA	5,070,750
		Michigan—2.4%
		Detroit, Pub. Impvts. Ad Valorem Ppty. Tax
		GO,
1,580		4.00%, 4/01/10, MBIA	1,597,301
1,955		4.00%, 4/01/11, MBIA	1,982,487
35		Mun. Bd. Auth., Misc. RB, Ser. A, 6.50%,
		11/01/12, MBIA	35,081

 BlackRock Insured Municipal Term Trust (BMT)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Michigan— (cont'd)
$2,810		Wyandotte City Sch. Dist., Ad Valorem
		Ppty. Tax GO, 4.00%, 5/01/11, FSA	$2,852,206
			6,467,075
		Minnesota—1.9%
2,800		Hopkins Indpt. Sch. Dist. No. 270, Ad
		Valorem Ppty. Tax GO, Ser. B, 4.00%,
		2/01/11, FSA	2,842,812
2,180	[1]	Southern Minnesota Mun. Pwr. Agcy.,
		Elec., Pwr. & Lt. RB, Ser. B, 5.75%,
		1/01/11	2,253,967
			5,096,779
		Nevada—2.2%
		Director of the St. of Nevada Dept. of Bus.
		& Ind., Trans. Impvts. RB, Las Vegas
		Monorail Co. Proj.,
3,795		Zero Coupon, 1/01/11, AMBAC	3,354,780
2,870		Zero Coupon, 1/01/12, AMBAC	2,439,816
			5,794,596
		New Jersey—0.4%
1,000		Monmouth Cnty. Impvt. Auth., Misc. RB,
		Gov't. Loan Proj., 3.375%, 12/01/10, FSA	993,920
		New Mexico—3.0%
		Fin. Auth., Pub. Impvts. Misc. RB,
1,304		Ser. A, 3.40%, 6/01/11, MBIA	1,293,724
1,015		Ser. A, 4.20%, 6/01/10, MBIA	1,032,428
1,370		Ser. A, 4.30%, 6/01/11, MBIA	1,405,524
1,750		Las Cruces Sch. Dist. No. 2, Sch. Impvts.
		Ad Valorem Ppty. Tax GO, 5.25%,
		8/01/11, FSA	1,800,295
2,230	[1]	Transp. Comm., Sales Tax RB, Ser. B,
		4.75%, 6/15/11, AMBAC	2,318,286
			7,850,257
		New York—5.5%
8,950		Long Island Pwr. Auth., Elec., Pwr. & Lt.
		Impvts. RB, Ser. A, 5.50%, 12/01/10,
		AMBAC	9,477,513
5,000		Thruway Auth., Hwy. Impvt. Income Tax
		RB, Ser. A, 5.00%, 3/15/11, FSA	5,235,950
			14,713,463
		Ohio—0.8%
1,000		Akron, Ad Valorem Ppty. Tax GO, 4.00%,
		12/01/10, MBIA	1,013,750
1,015		Univ. of Cincinnati, Univ. & Coll. Impvts.
		RB, Ser. G, 3.50%, 6/01/09, AMBAC	1,015,457
			2,029,207
		Oregon—3.6%
1,995		Lane Cnty. Sch. Dist. No. 4-J Eugene, Ad
		Valorem Ppty. Tax GO, 3.75%, 1/01/11,
		FSA	2,008,925
		Washington & Clackamas Cntys. Sch. Dist.
		No. 23-J Tigard, Sch. Impvts. Ad Valorem
		Ppty. Tax GO,
3,820		4.00%, 6/15/10, MBIA	3,868,896
3,720		4.00%, 6/15/11, MBIA	3,781,492
			9,659,313
		Pennsylvania—5.9%
2,430		Central York Sch. Dist., Sch. Impvts. Ad
		Valorem Ppty. Tax GO, 4.125%, 6/01/11,
		FGIC	2,478,479
2,100		City of Philadelphia, Swr. RB, 5.625%,
		6/15/08, AMBAC	2,131,668
Principal
Amount
(000)		Description	Value
		Pennsylvania— (cont'd)
$965	[1]	Dauphin Cnty. Gen. Auth., Hlth., Hosp. &
		Nursing Home RB, Western Pennsylvania
		Hosp. Proj., Ser. B, 6.25%, 7/01/08,
		MBIA	$980,623
7,500		Higher Edl. Facs. Auth., Hlth., Hosp. &
		Nursing Home Impvts. RB, Univ. of
		Pennsylvania Hlth. Sys. Proj., Ser. A,
		5.25%, 8/01/10, FSA	7,795,275
1,075		Pub. Sch. Bldg. Auth., Sch. Impvts. Misc.
		RB, York Sch. Dist. Proj., 4.75%,
		5/01/11, FSA	1,118,473
1,250		Wilson Sch. Dist., Ad Valorem Ppty. Tax
		GO, 4.00%, 5/15/10, FSA	1,264,275
			15,768,793
		Rhode Island—2.0%
235		Clean Wtr. Fin. Agcy., Poll. Ctrl. Misc. RB,
		Ser. A, 6.70%, 10/01/10, MBIA	238,612
5,000	[1]	Providence Plantations, Misc. Tax GO, Ser.
		B, 4.20%, 6/01/10, FGIC	5,083,300
			5,321,912
		Tennessee—0.8%
		Clarksville, Wtr. RB,
1,005		4.45%, 2/01/10, FSA	1,026,015
1,100		4.65%, 2/01/11, FSA	1,138,467
			2,164,482
		Texas—16.1%
		Bexar Met. Wtr. Dist., Wtr. RB,
770		3.70%, 5/01/10, FSA	772,025
315	[1]	3.70%, 5/01/10, FSA	315,548
775		3.80%, 5/01/11, FSA	780,053
315	[1]	3.80%, 5/01/11, FSA	316,569
1,090		City of Addison, Ad Valorem Ppty. Tax GO,
		3.375%, 2/15/11, FGIC	1,078,708
		City of Houston,
5,000		Ad Valorem Ppty. Tax GO, Ser. A,
		5.00%, 3/01/11, MBIA	5,228,450
2,000		Ad Valorem Ppty. Tax GO, Ser. A1,
		5.00%, 3/01/11, MBIA	2,090,720
10,440		Swr. RB, Ser. C, Zero Coupon, 12/01/10,
		AMBAC	9,266,753
		Cnty. of Harris, Ad Valorem Ppty. Tax GO,
1,500		Ser. A, 5.00%, 10/01/10, FSA	1,562,400
330	[1]	Ser. B, Zero Coupon, 8/15/08, FGIC	319,668
2,255		Ser. B, Zero Coupon, 8/15/08, FGIC	2,184,396
2,000		Dallas Area Rapid Trans., Sales Tax RB,
		4.30%, 12/01/10, AMBAC	2,044,160
2,490	[1]	Houston Area Wtr. Corp., Wtr. RB,
		Northeast Wtr. Purification Proj., 4.50%,
		3/01/11, FGIC	2,563,156
5,550		Katy Indpt. Sch. Dist., Sch. Impvts. Ad
		Valorem Ppty. Tax GO, Ser. A, Zero
		Coupon, 2/15/11	4,886,830
4,000		Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB,
		5.50%, 9/01/10, MBIA	4,213,640
2,245		Pub. Fin. Auth., Misc. RB, 4.00%, 2/01/11,
		FGIC	2,274,364
1,250		Texas Tech Univ., Univ. & Coll. RB, Ser. 9,
		5.00%, 2/15/11, AMBAC	1,306,000
1,500		Univ. of Houston, Univ. & Coll. Impvts.
		RB, Ser. A, 4.00%, 2/15/10, FSA	1,514,895
			42,718,335

 BlackRock Insured Municipal Term Trust (BMT)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Utah—2.4%
$3,470		Intermountain Pwr. Agcy., Elec., Pwr. & Lt.
		RB, Ser. A, 5.25%, 7/01/11, MBIA	$3,597,904
3,175		Salt Lake Cnty. Wtr. Conservancy Dist.,
		Wtr. RB, Ser. A, Zero Coupon, 10/01/10,
		AMBAC	2,840,927
			6,438,831
		Washington—13.2%
7,345		Benton Cnty. Sch. Dist. No. 17, Sch.
		Impvts. Ad Valorem Ppty. Tax GO,
		Kennewick Proj., 4.50%, 12/01/10, FSA	7,550,880
1,000		Chelan Cnty. Sch. Dist. No. 246, Sch.
		Impvts. Ad Valorem Ppty. Tax GO,
		Wenatchee Proj., 4.50%, 12/01/10, FSA	1,028,030
1,010		City of Tacoma, Pub. Impvts. Ad Valorem
		Ppty. Tax GO, 4.625%, 12/01/10, FGIC	1,042,068
3,000		Clark Cnty. Pub. Util. Dist. No. 1, Elec.,
		Pwr. & Lt. RB, 4.50%, 1/01/11, AMBAC	3,084,960
2,040		Clark Cnty. Sch. Dist. No. 114, Sch. Impvts.
		Ad Valorem Ppty. Tax GO, Evergreen
		Proj., 4.125%, 12/01/10, FSA	2,074,415
		Energy Northwest, Elec., Pwr. & Lt. RB,
9,160	[1]	Ser. A, Zero Coupon, 7/01/10, MBIA	8,270,014
3,745		Ser. A, Zero Coupon, 7/01/10, MBIA	3,377,466
1,300		Ser. B, Zero Coupon, 7/01/10, MBIA	1,172,743
5,000	[2]	Washington, Pub. Impvts. GO, Ser. A,
		5.50%, 7/01/09, MBIA	5,170,550
2,280		Whatcom Cnty. Sch. Dist. No. 503, Ad
		Valorem Ppty. Tax GO, Blaine Proj.,
		4.50%, 12/01/10, FSA	2,343,908
			35,115,034
		West Virginia—3.6%
		Econ. Dev. Auth., Correctional Fac. Impvts.
		Lease Approp. RB, Correctional Juvenile &
		Pub. Proj.,
3,705		Ser. A, 4.50%, 6/01/10, MBIA	3,795,810
4,420		Ser. A, 4.50%, 6/01/11, MBIA	4,561,749
1,170		Sch. Bldg. Auth., Misc. RB, Cap. Impvt.
		Proj., 4.00%, 7/01/11, AMBAC	1,188,732
			9,546,291
		Wisconsin—5.9%
1,045	[1]	Appleton, Wtr. RB, Wtr. Wks. Proj.,
		4.375%, 1/01/11, FGIC	1,070,937
		Wisconsin, Misc. RB, Clean Wtr. Proj.,
4,640		Ser. 2, 4.00%, 6/01/10, MBIA	4,695,030
9,850		Ser. 2, 4.00%, 6/01/11, MBIA	10,001,099
			15,767,066
		Wyoming—2.2%
		Albany Cnty. Impvts. Stat. Trust, Pub.
		Impvts. Lease Abatement COP,
1,325		4.00%, 1/15/10, MBIA	1,335,944
1,450		4.00%, 7/15/10, MBIA	1,464,471
1,480		4.00%, 1/15/11, MBIA	1,495,895
1,510		4.00%, 7/15/11, MBIA	1,528,513
			5,824,823
		Total Long-Term Investments
		(cost $316,832,778)	326,421,389
Principal
Amount
(000)		Description	Value
		SHORT-TERM INVESTMENTS—0.9%
		Massachusetts—0.1%
$300	[3]	Route 3 North Trans. Impvt. Assoc., Lease
		Approp. RB, Ser. B, 3.86%, 10/03/07,
		AMBAC, FRWD	$300,000
		Texas—0.0%
100	[3]	Harris Cnty. Hlth. Facs. Dev. Corp., Hlth.,
		Hosp. & Nursing Home Impvts. RB,
		Children's Hosp. Proj., Ser. B-1, 4.07%,
		10/01/07, MBIA, FRDD	100,000
		Washington—0.8%
2,000	[3]	Snohomish Cnty. Pub Util. Dist. No. 001,
		Elec., Pwr. & Lt. RB, Ser. A-1, 3.86%,
		10/03/07, FSA, FRWD	2,000,000
		Total Short-Term Investments
		(cost $2,400,000)	2,400,000
Total Investments —123.7% (cost $319,232,7784)			$328,821,389
Other assets in excess of liabilities —0.8%			2,023,085
Preferred shares at redemption value, including dividends
payable —(24.5)%			(65,038,465)

Net Assets Applicable to Common Shareholders —100%			$265,806,009

[1]	Security is collateralized by Municipal or U.S. Treasury obligations.

[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2007.

[4]

Cost for federal income tax purposes is $318,868,949. The net unrealized appreciation on a tax basis is $9,952,440, consisting of $10,010,600 gross unrealized appreciation and $58,160 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 93.8% of the Trust's managed assets.

AMBAC	—	17.7%
FGIC	—	18.0%
FSA	—	21.6%
MBIA	—	36.5%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Co.
FRDD	—	Floating Rate Daily Demand
FRWD	—	Floating Rate Weekly Demand
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
ST	—	Special Tax

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Insured Municipal Term Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer of
BlackRock Insured Municipal Term Trust, Inc.

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer (principal executive officer) of
BlackRock Insured Municipal Term Trust, Inc.

Date: November 20, 2007

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock Insured Municipal Term Trust, Inc.

Date: November 20, 2007